Note 3 - Investment Securities (Details)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($) shares	Dec. 31, 2013 shares	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) shares
Note 3 - Investment Securities (Details) [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions			67		67		51
Available-for-sale, Securities in Unrealized Loss Positions, Depreciation from Amortized Cost, Percentage			1.10%		1.10%		1.00%
Proceeds from Sale and Maturity of Marketable Securities			$ 0		$ 0
Equity Method Investment Number Of Common Shares Acquired (in Shares) | shares	31,750	100,000						100,000
Percentage Of Outstanding Shares Of Voting Common Stock	9.00%			9.00%		9.00%
Cost Method Investments	$ 711,000			$ 711,000		$ 711,000
Other Assets [Member]
Note 3 - Investment Securities (Details) [Line Items]
Cost Method Investments	$ 711,000			711,000		711,000
Municipal Notes [Member]
Note 3 - Investment Securities (Details) [Line Items]
Available-for-sale Securities, Gross Realized Gains				$ 54,000		$ 54,000	$ 98,000	$ 22,000
Available-for-sale Securities, Gross Realized Losses							31,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 3 - Investment Securities (Details) [Line Items]
Available-for-sale Securities, Gross Realized Gains							7,000	$ 7,000
Available-for-sale Securities, Gross Realized Losses							3,000
Mutual Funds [Member]
Note 3 - Investment Securities (Details) [Line Items]
Available-for-sale Securities, Gross Realized Losses							$ 17,000